Investment Strategy	May 31, 2026
Amana Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in dividend-paying common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. To the extent prohibited by Islamic investment principles the Fund does not invest in companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund does not make any investments not permitted under Islamic principles, including those that pay interest. Islamic principles discourage speculation. The Fund tends to hold investments for several years. The Fund may invest its uninvested cash in short-term Islamic income-producing investments called murabaha and wakala, as described below.
The Fund principally follows a large-cap value investment style. Common stock purchases are restricted to dividend-paying companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.
The Fund’s adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”).
Except for murabaha and wakala investments, the adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance (“ESG”) ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses, such as companies in the business of fossil fuel exploration, production, or refining, and, to the extent prohibited by Islamic investment principles, companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund is “non-diversified,” which means that it may invest a larger percentage of its assets in a relatively small number of issuers.
It is the policy of the Fund, under normal circumstances, to invest at least 80% of its total net assets in income-producing equity securities, primarily dividend-paying common stocks.
Because Islamic principles preclude the use of interest-paying instruments, the Fund’s cash positions do not earn interest income. The Fund may invest its cash positions in murabaha and wakala, which are notes and certificates issued for payment by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. Murabaha involves a purchase and sale contract, and wakala involves the operation of an account under the Islamic finance principle of wakala (an agency agreement). These investments typically involve the purchase of financial certificates representing investments in tangible assets, project financing, sale and leaseback arrangements, and the distribution of profits (as opposed to the payment of interest) related to the underlying asset or project. Unlike an investment in a bond that represents a promise to pay interest, these investments involve the sharing of profits and losses in the assets or projects financed by the Fund’s investment in the notes and certificates. In addition, the Fund may invest cash positions in time deposits with banks that involve underlying purchase and sale agreements to generate the return on the deposit.
For cash management purposes, the Fund will seek to gain exposure to murabaha and wakala investments by investing up to 20% of the Fund’s total net assets in a wholly-owned and controlled subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary invests in murabaha and wakala investments and may invest in other short-term Islamic income-producing investments. The Fund invests in the Subsidiary in order to gain exposure to murabaha and wakala investments within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.”

Amana Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. To the extent prohibited by Islamic investment principles the Fund does not invest in companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund does not make any investments not permitted under Islamic principles, including those that pay interest. Islamic principles discourage speculation. The Fund tends to hold investments for several years.
It is the policy of the Fund, under normal circumstances, to invest at least 80% of total net assets in common stocks that the adviser believes exhibit growth characteristics. The adviser considers a stock to exhibit growth characteristics if, at the time of investment, the stock’s anticipated revenue, earnings, or cash flow growth rate exceeds the nominal growth rate of the U.S. economy over a horizon of at least three years. The Fund principally follows a large-cap growth investment style. The Fund may also invest in smaller and less seasoned companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.
The Fund’s adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”).
The adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses, such as companies in the business of fossil fuel exploration, production, or refining, and, to the extent prohibited by Islamic investment principles, companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund is “non-diversified,” which means that it may invest a larger percentage of its assets in a relatively small number of issuers.

Amana Developing World ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of total net assets in common stocks of companies with significant exposure to countries with developing economies and/or markets. A company has significant exposure to countries with developing economies if: (i) 50% or more of the company’s production assets are located outside the United States; (ii) 50% or more of the company’s revenues are generated outside the United States; or (iii) the company is organized or maintains its principal place of business in countries with developing economies and/or markets. Production assets are the property or equipment used by a company. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. To the extent prohibited by Islamic investment principles the Fund does not invest in companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund does not make any investments not permitted under Islamic principles, including those that pay interest. Islamic principles discourage speculation. The Fund tends to hold investments for several years.
By allowing investments in companies headquartered in more advanced economies yet having the majority of production assets or revenues in the developing world, the Fund seeks to reduce its foreign investing risk.
The Fund principally follows a large-cap value investment style. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.
The Fund’s adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”).
The adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance (“ESG”) ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses, such as companies in the business of fossil fuel exploration, production, or refining, and, to the extent prohibited by Islamic investment principles, companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund is “non-diversified,” which means that it may invest a larger percentage of its assets in a relatively small number of issuers.
In determining whether a country is part of the developing world, the Fund’s adviser will consider such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capitalization as a percentage of gross domestic product, the overall regulatory environment, and limits on foreign ownership and restrictions on repatriation of initial capital or income.
Through reference to data provided by various globally recognized organizations such as the International Monetary Fund, The World Bank, and the Organization for Economic Cooperation and Development, the adviser maintains a list of countries it considers to have developing economies and/or markets. The list, which changes over time, currently includes: Argentina, Bahrain, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Ecuador, Greece, Hungary, India, Indonesia, Jordan, Kuwait, Malaysia, Malta, Mexico, Oman, Panama, Peru, Philippines, Poland, Qatar, Saudi Arabia, Slovenia, South Africa, South Korea, Taiwan, Thailand, Turkey, Vietnam, and United Arab Emirates.